RELATED PARTY TRANSACTIONS	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
As part of the partial spin-off of Brookfield Asset Management ULC, a loan was provided to the Company for $278 million from an affiliate of the Corporation which was ultimately contributed to the Manager and settled upon completion of the spin-off. In addition, on spin-off, an affiliate of the Manager subscribed for 2.4 million Class A shares of the Corporation for $52 million.
In the normal course of business, the Manager entered into transactions with related parties by providing share based compensation to employees of the Corporation and Brookfield Asset Management ULC as a result of the spin-off transaction and under the Relationship Agreement, and by borrowing on its $500 million credit facility with Brookfield Asset Management ULC to fund short-term capital requirements.
As outlined in the Relationship Agreement, the Corporation is responsible for the cost associated with historical options and other awards, some of which are subject to revaluation at each balance sheet date and will also bear the cost of the employee entitlement to carried interest on mature funds either directly or indirectly through reimbursement to the Company. In the current year, the Manager has recognized $(35) million in Other Revenue (Expense) under this arrangement resulting from the fair value movements of liability classified share based awards.
Under the TSA, Brookfield Asset Management ULC and the Corporation provide the Manager certain services to support day-to-day corporate activities. For services provided to the Manager, costs are recorded on a gross basis in the Consolidated Statement of Comprehensive Income. In the current year, the Manager has recognized $nil in the Consolidated Statement of Comprehensive Income under this arrangement.
The balances due from affiliates related to equity compensation are presented in Due from affiliates on the Consolidated Balance Sheet and the balances due to affiliates are presented in Accounts payable and other.
Due from affiliates and Due to affiliates consisted of the following:

AS AT DECEMBER 31, 2022 (MILLIONS)
Due from Affiliates
Receivables from affiliates related to compensation	$782

Due to Affiliates
Borrowings on short-term credit facility	3